Equity (Share Capital) (Narrative) (Details) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 18, 2013 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2013 ILS	Jun. 30, 2013 ILS	Dec. 31, 2014 Objet [Member] ILS	Sep. 30, 2012 Objet [Member] ILS
Business Acquisition [Line Items]
Public offering, shares	5,200,000
Proceeds from public offering	$ 462.9
Authorized share capital, shares							60,000,000
Authorized share capital					1.8	0.6	5.0
Common stock, par value		0.01		0.01		0.01	0.0833
Common stock, shares authorized		180,000,000		180,000,000
Reverse stock split		one-for-8.691
Warrants to purchase			500,000
Tax benefit			$ 6.1
Warrants issued			360,115